RELATED PARTY TRANSACTIONS (Schedule of Amounts Due from Related Parties) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due from related parties	$ 1,684,937	$ 2,159,079
Hubei Mobile [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	208,976	200,605
Jilin Mobile [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		187,373
Ningbo Mobile [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	316,500	321,708
Shenzhen Mobile [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	246,076	211,323
Shenzhen Media [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	47,371	15,156
Director and management of the Company [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 866,014	815,648
Shenzhen Deshan Yinshi Co., Ltd. ("Shenzhen Deshan") [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		$ 407,266